Financial Assets at FVTOCI	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [Abstract]
Financial Assets at FVTOCI
8. FINANCIAL ASSETS AT FVTOCI
(1) Details of financial assets at FVTOCI as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Debt securities:
Korean treasury and government agencies	5,728,241	7,787,052
Financial institutions	20,885,924	25,339,937
Corporates	3,994,432	3,032,609
Bond denominated in foreign currencies	5,493,295	6,763,073
Securities loaned	592,219	—

Sub-total	36,694,111	42,922,671

Equity securities	1,197,384	875,074

Total	37,891,495	43,797,745

(2) Details of equity securities designated as financial assets at FVTOCI as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

Purpose of acquisition	December 31, 2023	December 31, 2024	Purpose of acquisition
Investment for strategic business partnership purpose	1,039,203	766,900
Debt-equity swap	158,175	108,168
Others	6	6	Insurance for mutual aid association etc.

Total	1,197,384	875,074

(3) Changes in the loss allowance and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(12,146)	—	—	(12,146)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net Reversal of loss allowance	827	—	—	827
Disposal	714	—	—	714
Others (*)	(1,200)	—	—	(1,200)

Ending balance	(11,805)	—	—	(11,805)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(11,805)	—	—	(11,805)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(16,542)	—	—	(16,542)
Disposal	1,519	—	—	1,519
Others (*)	(551)	—	—	(551)

Ending balance	(27,379)	—	—	(27,379)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(27,379)	—	—	(27,379)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(8,868)	—	—	(8,868)
Disposal	6,788	—	—	6,788
Others (*)	375	—	—	375

Ending balance	(29,084)	—	—	(29,084)

(*)	Others consist of foreign currencies translation, etc.
2) Gross carrying amount

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	38,126,977	—	—	38,126,977
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	16,108,426	—	—	16,108,426
Disposal / Repayment	(21,670,160)	—	—	(21,670,160)
Gain (loss) on valuation	(669,936)	—	—	(669,936)
Amortization based on effective interest method	41,813	—	—	41,813
Others (*)	208,638	—	—	208,638

Ending balance	32,145,758	—	—	32,145,758

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	32,145,758	—	—	32,145,758
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	24,350,759	—	—	24,350,759
Disposal / Repayment	(20,823,293)	—	—	(20,823,293)
Gain (loss) on valuation	707,739	—	—	707,739
Amortization based on effective interest method	166,401	—	—	166,401
Others (*)	146,747	—	—	146,747

Ending balance	36,694,111	—	—	36,694,111

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	36,694,111	—	—	36,694,111
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	31,921,268	—	—	31,921,268
Disposal / Repayment	(26,868,486)	—	—	(26,868,486)
Gain (loss) on valuation	224,898	—	—	224,898
Amortization based on effective interest method	134,553	—	—	134,553
Others (*)	816,327	—	—	816,327

Ending balance	42,922,671	—	—	42,922,671

(*)	Others consist of foreign currencies translation, etc.
(4) During the years ended December 31, 2023 and 2024, the Group sold its equity securities., designated as financial assets at FVTOCI in accordance with decision of disposal by the creditors, and the fair values at disposal dates were 3,194 million Won and 155,868 million Won, respectively and cumulative gains and losses at disposal dates were 118 million Won in gain and 72,975 million Won in, respectively.